Major Customers	12 Months Ended
Aug. 25, 2017
Risks And Uncertainties [Abstract]
Major Customers
(12)	Major Customers

A majority of the Company’s net sales are attributable to customers operating in the information technology industry. Net sales to significant end user customers, including sales to their manufacturing subcontractors, defined as net sales in excess of 10% of total net sales, are as follows (dollars in thousands):

	Fiscal Year Ended
	August 25, 2017		August 26, 2016		August 28, 2015
	Amount	Percentage of net sales	Amount	Percentage of net sales	Amount	Percentage of net sales
Customer A	$146,478	19%	$70,670	13%	$69,773	11%
Customer B	116,821	15%	100,529	19%	101,127	16%
Customer C	82,285	11%	71,063	13%	—	—
Customer D	—	—	—	—	95,962	15%
Customer E	—	—	—	—	92,586	14%
	$345,584	45%	$242,262	45%	$359,448	56%

As of August 25, 2017, four direct customers that represented less than 10% of net sales, Customers E, F, G and H, accounted for approximately 24%, 18%, 14% and 13% of accounts receivable, respectively. As of August 26, 2016, direct customer Customer G accounted for approximately 28% of accounts receivable.